Minimum Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2011
Minimum Regulatory Capital Requirements [Abstract]
Minimum Regulatory Capital Requirements
Note 22.                        Minimum Regulatory Capital Requirements

The Company and the Bank are subject to various regulatory capital requirements administered by their primary regulator, the Federal Reserve Bank of Richmond.  Failure to meet the minimum regulatory capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators, that if undertaken, could have a direct material effect on the Company and Bank and the consolidated financial statements.  Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines involving quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification under the prompt corrective action guidelines are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.  Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios of total risk-based capital and Tier I capital to risk-weighted assets (as defined in the regulations), and Tier I capital to adjusted total assets (as defined).

As of December 31, 2011, the most recent notification from the Federal Reserve Bank of Richmond categorized the Bank as adequately capitalized under the regulatory framework for prompt corrective action.

The Company's actual and required capital amounts and ratios are as follows:

		Actual	For Capital Adequacy Purposes
	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Total Risk-Based Capital (to Risk-Weighted Assets)	$33,506	8.29%	$32,347	=,> 8%
Tier 1 Capital (to Risk-Weighted Assets)	28,424	7.03%	16,174	=,> 4%
Tier 1 Capital (to Adjusted Total Assets)	28,424	4.57%	24,889	=,> 4%

As of December 31, 2010:
Total Risk-Based Capital (to Risk-Weighted Assets)	$42,957	9.56%	$35,933	=,> 8%
Tier 1 Capital (to Risk-Weighted Assets)	37,284	8.30%	17,967	=,> 4%
Tier 1 Capital (to Adjusted Total Assets)	37,284	5.71%	26,099	=,> 4%

The Bank's actual and required capital amounts and ratios are as follows:

	Actual		For Capital Adequacy Purposes		To be Well Capitalized under the Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2011:
Total Risk-Based Capital (to Risk-Weighted Assets)	$36,543	9.08%	$32,209	=,> 8%	$40,262	=,> 10%
Tier 1 Capital (to Risk-Weighted Assets)	31,461	7.81%	16,105	=,> 4%	24,157	=,> 6%
Tier 1 Capital (to Adjusted Total Assets)	31,461	5.07%	24,816	=,> 4%	31,021	=,> 5%

As of December 31, 2010:
Total Risk-Based Capital (to Risk-Weighted Assets)	$45,388	10.13%	$35,849	=,> 8%	$44,811	=,> 10%
Tier 1 Capital (to Risk-Weighted Assets)	39,728	8,87%	17,924	=,> 4%	26,887	=,> 6%
Tier 1 Capital (to Adjusted Total Assets)	39,728	6.10%	26,048	=,> 4%	32,561	=,> 5%